Borrowings and Lines of Credit	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Borrowings and Lines of Credit

(dollars in millions)	2019	2018
Short-term borrowings:
Commercial paper	$—	$1,257
Other borrowings	2,364	212
Total short-term borrowings	$2,364	$1,469

At December 31, 2019, we had credit agreements with various banks permitting aggregate borrowings of up to $10.35 billion including a $2.20 billion revolving credit agreement and a $2.15 billion multicurrency revolving credit agreement, both of which expire in August 2021; and a $2.0 billion revolving credit agreement and a $4.0 billion term credit agreement, both of which we entered into on March 15, 2019 and which will expire on March 15, 2021 or, if earlier, the date that is 180 days after the date on which each of the separations of Otis and Carrier have been consummated. As of December 31, 2019, there were borrowings of $2.10 billion under the $4.0 billion term credit agreement. The undrawn portions of the revolving credit agreements are also available to serve as backup facilities for the issuance of commercial paper.
As of December 31, 2019, our maximum commercial paper borrowing limit was $6.35 billion. We had no commercial paper borrowings as of December 31, 2019. We use our commercial paper borrowings for general corporate purposes, including the funding of potential acquisitions, pension contributions, debt refinancing, dividend payments and repurchases of our common stock. The need for commercial paper borrowings arises when the use of domestic cash for general corporate purposes exceeds the sum of domestic cash generation and foreign cash repatriated to the U.S.
At December 31, 2019, approximately $2.3 billion was available under short-term lines of credit with local banks at our various domestic and international subsidiaries. The weighted-average interest expense rates applicable to short-term borrowings and total debt were as follows:

	2019	2018
Average interest expense rate - average outstanding borrowings during the year:
Short-term borrowings	1.9%	1.5%
Total debt	3.7%	3.5%

Average interest expense rate - outstanding borrowings as of December 31:
Short-term borrowings	3.1%	1.2%
Total debt	3.7%	3.5%

Long-term debt consisted of the following as of December 31: